TRANSPARENT VALUE TRUST
SUPPLEMENT DATED JANUARY 30, 2017
TO THE PROSPECTUS DATED JANUARY 30, 2017
The following funds are currently being offered for sale:
Guggenheim RBP® Large-Cap Defensive Fund
Guggenheim RBP® Dividend Fund
Guggenheim RBP® Large-Cap Market Fund
Guggenheim RBP® Large-Cap Value Fund
Guggenheim Directional Allocation Fund
The following fund is not being offered for sale at this time:
Guggenheim SMID-Cap Directional Allocation Fund
Each fund is a series of Transparent Value Trust.
PLEASE KEEP THIS SUPPLEMENT FOR FUTURE REFERENCE.